Identification and Activities of the Company and Subsidiaries (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
MT Li2CO3 One [Member]
Percentage of lease payment rate	6.80%
MT Li2CO3 One [Member] | Bottom of range [member]
Minimum operating lease payments recognised as expense	$ 0
MT Li2CO3 One [Member] | Top of range [member]
Minimum operating lease payments recognised as expense	$ 4,000
MT Li2CO3 Two [Member]
Percentage of lease payment rate	8.00%
MT Li2CO3 Two [Member] | Bottom of range [member]
Minimum operating lease payments recognised as expense	$ 4,000
MT Li2CO3 Two [Member] | Top of range [member]
Minimum operating lease payments recognised as expense	$ 5,000
MT Li2CO3 Three [Member]
Percentage of lease payment rate	10.00%
MT Li2CO3 Three [Member] | Bottom of range [member]
Minimum operating lease payments recognised as expense	$ 5,000
MT Li2CO3 Three [Member] | Top of range [member]
Minimum operating lease payments recognised as expense	$ 6,000
MT Li2CO3 Four [Member]
Percentage of lease payment rate	17.00%
MT Li2CO3 Four [Member] | Bottom of range [member]
Minimum operating lease payments recognised as expense	$ 6,000
MT Li2CO3 Four [Member] | Top of range [member]
Minimum operating lease payments recognised as expense	$ 7,000
MT Li2CO3 Five [Member]
Percentage of lease payment rate	25.00%
MT Li2CO3 Five [Member] | Bottom of range [member]
Minimum operating lease payments recognised as expense	$ 7,000
MT Li2CO3 Five [Member] | Top of range [member]
Minimum operating lease payments recognised as expense	10,000
MT Li2CO3 Six [Member]
Minimum operating lease payments recognised as expense	$ 10,000
Percentage of lease payment rate	40.00%
MT KCL one [Member]
Percentage of lease payment rate	3.00%
MT KCL one [Member] | Bottom of range [member]
Minimum operating lease payments recognised as expense	$ 0
MT KCL one [Member] | Top of range [member]
Minimum operating lease payments recognised as expense	$ 300
MT KCL Two [Member]
Percentage of lease payment rate	7.00%
MT KCL Two [Member] | Bottom of range [member]
Minimum operating lease payments recognised as expense	$ 300
MT KCL Two [Member] | Top of range [member]
Minimum operating lease payments recognised as expense	$ 400
MT KCL Three [Member]
Percentage of lease payment rate	10.00%
MT KCL Three [Member] | Bottom of range [member]
Minimum operating lease payments recognised as expense	$ 400
MT KCL Three [Member] | Top of range [member]
Minimum operating lease payments recognised as expense	$ 500
MT KCL Four [Member]
Percentage of lease payment rate	15.00%
MT KCL Four [Member] | Bottom of range [member]
Minimum operating lease payments recognised as expense	$ 500
MT KCL Four [Member] | Top of range [member]
Minimum operating lease payments recognised as expense	600
MT KCL Five [Member]
Minimum operating lease payments recognised as expense	$ 600
Percentage of lease payment rate	20.00%